AB Multi-Manager Alternative Fund

Consolidated Portfolio of Investments

June 30, 2026 (unaudited)

Underlying Portfolios	Acquisition Date	Shares	Cost	Fair Value ($)	% Net Assets	Liquidity*

Multi-Strategy
Aleutian Fund, Ltd.	04/01/2025	42,700	42,700,000	$57,715,230	4.9%	Monthly
Atlas Enhanced Fund, Ltd.	02/01/2023	39,349	42,436,839	57,797,211	4.9	Quarterly
Elliott International Limited	04/01/2016	41,391	58,435,619	105,903,915	9.0	Quarterly
Millennium International, Ltd.	01/03/2022	29,219	52,037,081	77,737,788	6.6	Quarterly
Point72 Capital International, Ltd.	01/03/2022	452,584	66,663,745	121,201,081	10.3	Quarterly
Whitebox Multi-Strategy Fund, Ltd.	01/01/2025	20,000	20,000,000	22,861,703	2.0	Quarterly

Total				443,216,928	37.7

Long/Short Equity
Anomaly Capital International, Ltd.	01/01/2024	34,577	35,670,096	41,787,071	3.6	Quarterly
Janchor Partners Pan-Asian Fund	02/01/2016	13,564	988,836	748,735	0.1	Triennially At Fund’s
Nokota LC, LLC(a)	04/01/2019	1,118	970,958	135,805	0.0	Discretion At Fund’s
PFM Healthcare Offshore Fund, Ltd.	01/01/2018	322	221,586	3,505	0.0	Discretion
SurgoCap Offshore Fund LP	11/01/2024	35,886	37,000,000	50,898,971	4.3	Quarterly
TCIM Offshore Fund, Ltd.	07/03/2023	32,638	32,692,150	45,070,467	3.8	Monthly
The Children’s Investment Fund	03/01/2017	62,376	6,237,647	23,772,920	2.0	Biennial
Think Investments Offshore Ltd.	01/01/2014	8,882	7,075,485	49,056,406	4.2	Semi-Annual
Viking Global Equities III, Ltd.	12/01/2023	33,799	35,267,417	41,688,057	3.5	Annual
Wolf Hill Offshore Fund, Ltd.	01/01/2024	16,578	16,958,442	18,580,886	1.6	Quarterly

Total				271,742,823	23.1

Credit/Distressed
Chepstow Credit Opportunities Fund	08/01/2025	30,644	31,000,000	32,561,735	2.8	Quarterly
Claren Road Credit Fund, Ltd.	05/01/2025	5,000	5,000,000	4,998,530	0.4	Quarterly
Cross Ocean GSS Offshore Feeder LP	08/01/2023	44,054	45,901,985	60,191,243	5.1	Quarterly
FourSixThree Overseas Fund, Ltd.	12/01/2025	41,434	44,000,000	45,485,171	3.9	Quarterly At Fund’s
King Street Capital, Ltd.	10/01/2012	11,087	902,944	1,270,913	0.1	Discretion
Primas Global Credit Fund	08/01/2024	46,085	45,878,144	44,772,306	3.8	Monthly
Theorem Prime+ Yield Fund Offshore LP	06/01/2022	2,290	2,289,702	2,110,151	0.2	Quarterly

Total				191,390,049	16.3

Global Macro
Alphadyne Global Rates Fund II, Ltd.	07/01/2024	23,690	33,400,000	36,285,829	3.1	Monthly
Caxton Macro, Ltd.	06/02/2025	8,782	29,000,000	26,844,119	2.3	Quarterly
Kirkoswald Global Macro Fund, Ltd.	05/01/2026	450,000	45,000,000	46,037,437	3.9	Quarterly
Rokos Global Macro Fund, Ltd.	03/03/2025	81,155	20,209,392	25,486,431	2.2	Monthly
The Tudor BVI Global Fund, Ltd.	01/01/2019	202	31,709,539	51,708,842	4.4	Quarterly

Total				186,362,658	15.9

Event Driven
Antara Capital Offshore Fund, Ltd.	09/01/2021	17,680	24,536,115	4,991,954	0.4	Quarterly
Astaris Special Situations Feeder Fund, Ltd.	07/01/2024	203,937	41,093,345	48,013,091	4.1	Quarterly
Lion Point International, Ltd.	04/01/2015	2,024	1,538,891	9,857,873	0.9	Semi-Annual At Fund’s
Luxor Capital Partners Offshore Liquidating SPV, Ltd.	10/01/2012	2,317	2,326,227	2,636,145	0.2	Discretion
Trium Khartes Fund, Ltd.	07/01/2024	305,227	32,000,000	36,858,884	3.1	Monthly

Total				102,357,947	8.7

Total Underlying Portfolios (cost $891,142,185)				1,195,070,405	101.7

Participation Notes
Event Driven
Antara Capital Offshore Fund, Ltd.(a)	03/31/2024		2,286,926	1,543,360	0.2
Antara Capital Offshore Fund, Ltd.(a)	06/30/2024		2,027,294	1,526,441	0.1
Antara Capital Offshore Fund, Ltd.(a)	09/30/2024		2,209,468	1,514,790	0.1

Total Participation Notes (cost $6,523,687)				4,584,591	0.4

Company	Shares	Fair Value ($)	% Net Assets

Common Stocks
Health Care
Biotechnology
Contra Chinook Therapeutics (CVR)(a) (b)	31,520	$22,064	0.0%
Euronav NV(a) (b)	37,922	379	0.0

Total Common Stocks (cost $0)		$22,443	0.0%

Total Investments (cost $897,665,872)(c)		1,199,677,439	102.1
Other assets less liabilities		(24,233,007)	(2.1)

Net Assets		$1,175,444,432	100.0%

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation (Depreciation)
Receive Total Return on Reference Obligation
Goldman Sachs International
Resolute Forest Products	SOFR plus 0.35%	Maturity	USD	32	07/15/2027	$45,155
Merrill Lynch International
MLABHPLO(1)	SOFR plus 0.88%	Maturity	USD	157	07/31/2026	(927)
Morgan Stanley Capital Services LLC
ABIOMED, Inc.	EFFR plus 0.38%	Maturity	USD	8	10/20/2026	21,171

						$65,399

(a)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(b)	Non-income producing security.
(c)

As of June 30, 2026 the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $328,297,224 and gross unrealized depreciation of investments was $(26,220,258), resulting in net unrealized appreciation of $302,076,966.

*	The investment strategies and liquidity of the Underlying Portfolios in which the Fund invests are as follows:

Multi-Strategy - Underlying Portfolios invest across multiple strategies, including long/short equity, event driven, global macro, credit/distressed and emerging markets, in which the investment process is predicated on movements in underlying economic variables and the impact these variables have on equity, fixed income, currency, commodity and other financial instrument markets. Underlying Portfolios within this strategy are generally subject to 45 – 90 day redemption notice periods. Certain Underlying Portfolios may have lock up periods of two years.

Global Macro - Underlying Portfolios aim to identify and exploit imbalances in global economics and asset classes, typically utilizing macroeconomic and technical market factors rather than “bottom-up” individual security analysis. The Underlying Portfolios within this strategy are subject to 30 – 90 day redemption notice periods. Certain Underlying Portfolios have lock up periods of up to one year.

Long/Short Equity - Underlying Portfolios seek to buy securities with the expectation that they will increase in value (“going long”) and sell securities short in the expectation that they will decrease in value (“going short”). Underlying Portfolios within this strategy are generally subject to 30 – 120 day redemption notice periods. The majority of the Underlying Portfolios are no longer subject to initial lockups. Certain Underlying Portfolios have lock up periods of up to three years.

Credit/Distressed - Underlying Portfolios invest in a variety of fixed income and other securities, including bonds (corporate and government), bank debt, asset-backed financial instruments, mortgage-backed securities and mezzanine and distressed securities, as well as securities of distressed companies and high yield securities. Underlying Portfolios within this strategy are generally subject to 30 – 90 day redemption notice periods. The majority of the Underlying Portfolios are no longer subject to initial lockups. Certain Underlying Portfolios have lock up periods of up to one year.

Event Driven - Underlying Portfolios seek to take advantage of information inefficiencies resulting from a particular corporate event, such as a takeover, liquidation, bankruptcy, tender offer, buyback, spin off, exchange offer, merger or other type of corporate reorganization. Underlying Portfolios within this strategy are generally subject to 60 – 90 day redemption notice periods. The majority of the Underlying Portfolios are no longer subject to initial lockups. Certain Underlying Portfolios have lock up periods of up to 18 months.

The Fund may also make direct investments in securities (other than securities of Underlying Portfolios), options, futures, options on futures, swap contracts, or other derivative or financial instruments.

Glossary:

CVR – Contingent Value Rights

EFFR – Effective Federal Funds Rate

SOFR – Secured Overnight Financing Rate

(1) The following table represents the equity basket holdings underlying the total return swap with MLABHPLO as of June 30, 2026.

Security Description	Shares	Current Notional		Percent of Basket’s Value
General Electric Co.	17,697	USD	6,614,015	14.8%
Safran SA	14,842		5,854,359	13.1%
Visa, Inc.	13,371		4,587,461	10.3%
Airbus SE	19,685		4,378,198	9.8%
Vinci SA	22,084		3,226,725	7.2%
Vinci SA	22,084		3,226,725	7.2%
Moody’s Corp.	6,912		3,130,566	7.0%
S&P Global, Inc.	7,286		2,806,749	6.3%
Ferrovial NV	37,577		2,576,862	5.8%
Alphabet, Inc.	5,674		2,004,857	4.5%
Canadian Pacific Kansas City	20,932		1,813,783	4.1%
Deutsche Boerse AG	5,344		1,458,935	3.3%
Aena SME SA	35,755		1,089,838	2.4%
Cellnex Telecom SA	28,221		843,722	1.9%
Canadian National Railway Co.	4,463		532,463	1.2%
SAP SE	2,362		361,804	0.8%
Mobility Global, Inc.	5,482		120,876	0.3%

AB Multi-Manager Alternative Fund

June 30, 2026 (unaudited)

U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to the issuance of the report are not reflected herein.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2026:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Underlying Portfolios	$—	$—	$135,805	$135,805
Participation Notes	—	—	4,584,591	4,584,591
Common Stocks	—	—	22,443	22,443
Investments valued at NAV	—	—	—	1,194,934,600

Total Investments in Securities	—	—	4,742,839	1,199,677,439
Other Financial Instruments(a):
Assets:
Total Return Swaps	—	66,326	—	66,326
Liabilities:
Total Return Swaps	—	(927)	—	(927)

Total	$—	$65,399	$4,742,839	$1,199,742,838

(a)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

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